26. PROVISION FOR TAX, CIVIL AND LABOR RISKS (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions
Beginning balance		R$ 1,383.9	R$ 1,205.9
Additions		1,056.1	749.3
Business combination	[1]	1.8	51.0
Reversals		(536.2)	(335.4)
Payments		(509.3)	(401.1)
Price index update		397.1	129.0
Exchange rate variation		(20.2)	(14.8)
Ending balance		1,773.2	1,383.9
Current		536.1	276.2
Non-current		1,237.1	1,107.7
Tax [Member]
Reconciliation of changes in other provisions
Beginning balance		281.7	240.5
Additions		177.1	107.2
Business combination	[1]		28.7
Reversals		(50.8)	(48.0)
Payments		(127.0)	(69.4)
Price index update		26.6	26.5
Exchange rate variation		(4.2)	(3.8)
Ending balance		303.4	281.7
Labor [Member]
Reconciliation of changes in other provisions
Beginning balance			377.0
Additions		704.0	559.5
Business combination	[1]	1.8	17.8
Reversals		(270.8)	(254.3)
Payments		(338.9)	(282.0)
Price index update		128.5	70.0
Exchange rate variation		(12.6)	(8.3)
Civil, commercial and other [Member]
Reconciliation of changes in other provisions
Beginning balance		122.5	65.7
Additions		164.1	82.6
Business combination	[1]		4.5
Reversals		(75.1)	(12.2)
Payments		(43.3)	(49.7)
Price index update		242.0	32.5
Exchange rate variation		(2.7)	(0.9)
Ending balance		407.5	122.5
Contingent liabilities [Member]
Reconciliation of changes in other provisions
Beginning balance		499.9	522.6
Additions		11.0
Business combination	[1]
Reversals		(139.5)	(20.9)
Payments
Price index update
Exchange rate variation		(0.8)	(1.8)
Ending balance		R$ 370.6	R$ 499.9

[1]	Balance arising from the business combination with Banvit (note 6.1.3).